Equity Awards and Warrants (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2023	May 31, 2022
Equity Awards and Warrants
Schedule of warrant liability and equity

(in thousands)	Liability Classified Warrants
Balance at May 31, 2022	$—
Classified as liability due to lack of shares availability at issuance	14,522
Classified as equity upon increase in availability	(23,123)
Loss on derivative due to change in fair market value	8,601
Balance at August 31, 2022	$—
Balance at November 30, 2022	$—
Classified as liability due to variable settlement term	2,057
Classified as equity upon finalized settlement term	(2,212)
Loss on derivative due to change in fair market value	155
Balance at February 28, 2023	$—

Schedule of assumptions used in determination of fair value

	Initial Fair Market Value at Issuance				Fair Market Value at Equity Classification
	Backstop	Backstop	Placement	Backstop	Backstop	Backstop	Placement	Backstop
	Warrant #1	Warrant #2	Agent Warrants	Warrant #3	Warrant #1	Warrant #2	Agent Warrants	Warrant #3
Fair value of underlying stock	$ 0.44	$ 0.42	$ 0.44	$ 0.35	$ 0.52	$ 0.52	$ 0.52	$ 0.32
Risk free rate	3.17%	3.06%	3.13%	3.68%	3.34%	3.31%	3.16%	4.18%
Expected term (in years)	4.65	5.00	10.00	5.00	4.46	4.88	9.82	4.76
Stock price volatility	110.20%	109.49%	95.99%	124.36%	117.29%	113.59%	95.87%	126.67%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

	Years ended May 31,
	2022	2021
Expected Volatility	94.3% - 122.0%	80.3% - 127.8%
Weighted-Average Volatility	104.89%	84.86%
Expected Dividends	—%	—%
Expected Term (In years)	1.5 - 6.0	2.5 - 6.0
Risk-Free Rate	1.67%	0.45%

Schedule of stock option activity

			Weighted
			average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic
(in thousands, except per share data and years)	shares	exercise price	life in years	value
Options outstanding at May 31, 2022	17,457	$1.53	7.79	$—
Granted	12,417	$0.41
Exercised	—	$—
Forfeited, expired, and cancelled	(7,783)	$1.16
Options outstanding at February 28, 2023	22,091	$1.02	8.12	$—
Options outstanding and exercisable at February 28, 2023	12,698	$1.28	7.15	$—

			Weighted
			average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic
(in thousands, except per share data)	shares	exercise price	life in years	value
Options and warrants outstanding at May 31, 2021	60,774	$0.95	4.37	$68,061
Granted	50,205	$0.72
Exercised	(5,677)	$0.71
Forfeited, expired, and cancelled	(14,597)	$1.36
Options and warrants outstanding at May 31, 2022	90,705	$0.77	4.06	$352
Options and warrants outstanding and exercisable at May 31, 2022	82,918	$0.69	3.61	$352

Schedule of Company RSU and PSU activity

The following table summarizes the Company’s RSU and PSU activity:

	Number of	Weighted-average	remaining contractual
(shares in thousands)	RSUs and PSUs (1)	grant date fair value	life in years
Unvested RSUs and PSUs at May 31, 2022	300	$3.12	0.58
RSUs and PSUs granted	1,293	0.58
Unvested RSUs and PSUSs forfeited	(150)	3.12
RSUs and PSUs vested	(150)	3.12
Unvested RSUs and PSUs at February 28, 2023	1,293	$0.58	1.04
(1)	The number of PSUs disclosed in this table are at the target level of 100%.

Schedule of options and warrants exercises
Schedule of Warrant activity

			Weighted
			average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic
(in thousands, except for share data and years)	shares	exercise price	life in years	value
Warrants outstanding at May 31, 2022	73,248	$0.59	3.18	$352
Granted	119,022	$0.25
Exercised	(4,965)	$0.75
Forfeited, expired, and cancelled	(7,412)	$0.75
Warrants outstanding at February 28, 2023	179,893	$0.33	4.39	$12,245
Warrants outstanding and exercisable at February 28, 2023	179,893	$0.33	4.39	$12,245